Lease Liabilities (Details) - Schedule of reduction lease liability - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	$ 885,817,296	$ 489,395,684	$ 895,123,077	$ 902,452,867	$ 225,749,200	$ 228,062,524	$ 230,330,487
Finance costs	(794,943,885)	(397,471,942)	(805,341,897)	(814,941,134)	(194,970,062)	(197,841,098)	(200,659,812)
Present value of minimum lease payments	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Lease payments [Member] | Not later than one year [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	8,878,338	4,439,169	8,704,253	8,533,582	2,359,590	2,313,324	2,267,964
Lease payments [Member] | Later than one year and not later than five years [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	37,324,891	18,662,445	36,593,030	35,875,519	9,919,810	9,725,304	9,534,612
Lease payments [Member] | Later than five years [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	839,614,067	466,294,070	849,825,794	858,043,766	213,469,800	216,023,896	218,527,911
Present value of minimum lease payments [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Finance costs
Present value of minimum lease payments	90,873,411	91,923,742	89,781,180	87,511,733	30,779,138	30,221,426	29,670,675
Present value of minimum lease payments [Member] | Not later than one year [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	5,428,131	2,714,066	5,978,847	6,586,405	2,154,878	2,112,624	2,071,200
Present value of minimum lease payments [Member] | Later than one year and not later than five years [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	17,164,474	8,582,236	18,899,037	20,812,094	7,241,240	7,099,256	6,960,054
Present value of minimum lease payments [Member] | Later than five years [Member]
Lease Liabilities (Details) - Schedule of reduction lease liability [Line Items]
Total maturity lease liability	$ 68,280,806	$ 80,627,440	$ 64,903,296	$ 60,113,234	$ 21,383,020	$ 21,009,546	$ 20,639,421